Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: December 10, 2021

Payment Date	12/15/2021
Collection Period Start	11/1/2021
Collection Period End	11/30/2021
Interest Period Start	11/15/2021
Interest Period End	12/14/2021

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$188,407,859.88	$41,970,360.35	$146,437,499.53	0.526754	Nov-22
Class A-2 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,266,890,859.88	$41,970,360.35	$1,224,920,499.53

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,270,282,069.87	$1,228,311,709.52	0.905511
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,270,282,069.87	$1,228,311,709.52
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$188,407,859.88	0.13428%	ACT/360	$21,082.84
Class A-2 Notes	$466,200,000.00	0.32000%	30/360	$124,320.00
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,266,890,859.88			$585,621.59

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,270,282,069.87	$1,228,311,709.52
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,270,282,069.87	$1,228,311,709.52
Number of Receivable Outstanding	64,261	63,206
Weight Average Contract Rate	3.89%	3.88%
Weighted Average Remaining Term (months)	58	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,162,301.38
Principal Collections	$41,894,809.78
Liquidation Proceeds	$147,157.91
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,204,269.07
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,204,269.07

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,058,568.39	$1,058,568.39	$—	$—	$45,145,700.68
Interest - Class A-1 Notes	$21,082.84	$21,082.84	$—	$—	$45,124,617.84
Interest - Class A-2 Notes	$124,320.00	$124,320.00	$—	$—	$45,000,297.84
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$44,701,152.84
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$44,609,814.84
First Allocation of Principal	$—	$—	$—	$—	$44,609,814.84
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$44,595,232.46
Second Allocation of Principal	$11,451,150.36	$11,451,150.36	$—	$—	$33,144,082.10
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$33,127,918.33
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$19,563,918.33
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$19,544,928.73
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,980,928.73
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,980,928.73
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$2,589,718.74
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,589,718.74
Remaining Funds to Certificates	$2,589,718.74	$2,589,718.74	$—	$—	$—
Total	$46,204,269.07	$46,204,269.07	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,270,282,069.87	$1,228,311,709.52
Note Balance	$1,266,890,859.88	$1,224,920,499.53
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	8	$75,550.57
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	10	$147,157.91
Monthly Net Losses (Liquidation Proceeds)			$(71,607.34)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.17%
Current Collection Period			(0.07)%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$116,571.03
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.05%	31	$645,804.15
60-89 Days Delinquent	0.03%	13	$313,984.56
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.08%	44	$959,788.71

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$78,914.57
Total Repossessed Inventory	4	$78,914.57

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	13	$313,984.56
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		0.01%
Current Collection Period		0.03%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.84	0.07%	36	0.06%